Schedule of Investments (unaudited)
November 30, 2025
iShares® MSCI Emerging Markets Small-Cap ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Belgium — 0.1%
Cenergy Holdings SA	14,411	$247,456
Viohalco SA	13,591	156,347
		403,803
Brazil — 3.3%
Allos SA	110,409	585,776
Alupar Investimento SA	41,356	261,562
Auren Energia SA	128,962	297,409
Azzas 2154 SA	34,310	183,960
Brava Energia(a)	98,497	249,110
C&A Modas SA	42,067	140,595
Cia de Saneamento de Minas Gerais Copasa MG	54,870	420,634
Cia De Sanena Do Parana	38,704	264,584
Cia. Siderurgica Nacional SA	152,869	243,715
Cogna Educacao SA	474,419	346,625
Cosan SA(a)	352,112	403,707
Cury Construtora e Incorporadora SA	46,592	336,662
Cyrela Brazil Realty SA Empreendimentos e Participacoes	77,467	519,557
Direcional Engenharia SA	104,169	362,982
EcoRodovias Infraestrutura e Logistica SA	78,909	161,429
Fleury SA	56,345	170,053
GPS Participacoes e Empreendimentos SA(b)	114,342	424,992
Grupo Mateus SA	156,946	150,835
Hapvida Participacoes e Investimentos SA(a)(b)	94,643	257,270
Hidrovias do Brasil SA(a)	172,280	126,519
Hypera SA	91,981	463,537
Iguatemi SA	63,956	318,112
Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	28,488	69,434
Inter & Co. Inc., Class A	63,661	578,678
IRB-Brasil Resseguros SA(a)	15,910	149,626
Lojas Renner SA	280,301	833,365
M Dias Branco SA	19,109	91,538
Magazine Luiza SA	93,443	179,784
Minerva SA(a)	114,584	133,091
MRV Engenharia e Participacoes SA(a)	112,750	196,653
Multiplan Empreendimentos Imobiliarios SA	86,561	490,710
Natura Cosmeticos SA(a)	224,200	346,516
Odontoprev SA	69,207	149,620
Orizon Valorizacao de Residuos SA(a)	13,456	161,159
Pagseguro Digital Ltd., Class A	50,248	526,599
Patria Investments Ltd., Class A	16,048	241,843
Sendas Distribuidora SA	347,830	613,183
Simpar SA	100,359	121,457
SLC Agricola SA	48,734	150,917
Smartfit Escola de Ginastica e Danca SA	115,391	570,702
Transmissora Alianca de Energia Eletrica SA	42,775	351,714
Tres Tentos Agroindustrial SA, Class S	55,047	158,814
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	131,334	95,465
Vivara Participacoes SA	43,483	283,568
VTEX, Class A(a)(c)	32,863	136,381
		13,320,442
Canada — 0.0%
Sigma Lithium Corp.(a)(c)	15,930	180,168
Chile — 0.8%
Aguas Andinas SA, Class A	705,947	279,814
Banco Itau Chile SA	18,231	348,659
CAP SA(a)	20,774	144,741
Security	Shares	Value
Chile (continued)
Cia Cervecerias Unidas SA	42,775	$287,606
Cia. Sud Americana de Vapores SA	3,892,407	202,970
Colbun SA	2,260,576	348,616
Empresa Nacional de Telecomunicaciones SA	49,876	252,287
Engie Energia Chile SA	156,586	227,073
Inversiones La Construccion SA	10,208	175,658
Parque Arauco SA	177,216	569,750
SMU SA	994,150	160,522
Vina Concha y Toro SA	134,271	149,709
		3,147,405
China — 11.3%
361 Degrees International Ltd.(c)	288,000	222,431
Abbisko Cayman Ltd.(a)	118,000	217,412
AK Medical Holdings Ltd.(b)(c)	236,000	168,964
Alphamab Oncology(a)(b)	118,000	163,175
ANE Cayman Inc.	177,000	262,878
Angelalign Technology Inc.(b)	23,600	189,060
Anhui Expressway Co. Ltd., Class H(c)	118,000	209,779
Anxin-China Holdings Ltd., NVS(d)	1,084,000	1
Ascentage Pharma Group International(a)(b)	76,700	634,577
Ascletis Pharma Inc.(a)(b)	59,000	111,230
AsiaInfo Technologies Ltd.(b)(c)	94,400	97,775
Atour Lifestyle Holdings Ltd., ADR	9,553	366,549
BAIC Motor Corp. Ltd., Class H(a)(b)(c)	472,025	131,260
BBMG Corp., Class H	590,000	59,981
Beijing Capital International Airport Co. Ltd., Class H(a)	590,000	212,562
Beijing Enterprises Water Group Ltd.	1,062,000	345,443
Beijing Fourth Paradigm Technology Co. Ltd., Class H(a)	41,300	244,931
Beijing Jingneng Clean Energy Co. Ltd., Class H	590,000	180,498
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	118,000	134,941
Black Sesame International Holding Ltd., Class H(a)	35,400	89,104
Blue Moon Group Holdings Ltd.(b)(c)	330,000	118,381
BOE Varitronix Ltd.(c)	295,000	184,490
Boshiwa International Holding Ltd., NVS(d)	32,000	—
Brilliance China Automotive Holdings Ltd.	826,000	406,197
CanSino Biologics Inc., Class H(a)(b)	23,600	120,809
CARsgen Therapeutics Holdings Ltd.(a)(b)	88,500	198,121
Central China Securities Co. Ltd., Class H	354,000	104,355
CGN Mining Co. Ltd.	885,000	341,929
CGN New Energy Holdings Co. Ltd.	590,000	199,475
Chervon Holdings Ltd.(c)	76,700	186,291
China Animal Healthcare Ltd., NVS(d)	126,000	—
China BlueChemical Ltd., Class H	458,000	143,357
China Bohai Bank Co. Ltd., Class H(a)(b)	708,000	88,300
China Conch Venture Holdings Ltd.	383,500	503,643
China Datang Corp. Renewable Power Co. Ltd., Class H	685,000	199,918
China East Education Holdings Ltd.(b)	177,000	143,925
China Everbright Environment Group Ltd.	1,031,000	665,560
China Everbright Ltd.	242,000	278,274
China Foods Ltd.	236,000	121,249
China Huiyuan Juice Group Ltd., NVS(d)	379,000	—
China Jinmao Holdings Group Ltd.	1,476,000	262,357
China Lesso Group Holdings Ltd., Class L	295,000	168,636
China Medical System Holdings Ltd.(c)	373,000	638,795
China Metal Recycling Holdings Ltd., NVS(d)	12,000	—
China Modern Dairy Holdings Ltd.(c)	767,000	132,258
China Overseas Grand Oceans Group Ltd.	354,000	108,349
China Overseas Property Holdings Ltd.	295,000	187,544
China Qinfa Group Ltd.	236,000	88,512

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® MSCI Emerging Markets Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
China Resources Building Materials Technology Holdings Ltd.	708,000	$147,670
China Resources Pharmaceutical Group Ltd.(b)	442,500	272,585
China Risun Group Ltd.	514,000	146,562
China Shineway Pharmaceutical Group Ltd.(c)	59,000	66,500
China Tobacco International HK Co. Ltd.	59,000	267,435
China Traditional Chinese Medicine Holdings Co. Ltd.	708,000	212,168
China Travel International Investment Hong Kong Ltd.(a)(c)	472,000	85,047
China Water Affairs Group Ltd.(c)	236,000	178,417
China XLX Fertiliser Ltd.	250,000	269,031
China Youran Dairy Group Ltd.(a)(b)	354,000	198,534
Chinasoft International Ltd.	590,000	398,215
CIMC Enric Holdings Ltd.	118,000	121,097
COFCO Joycome Foods Ltd.(a)(c)	708,000	150,317
Consun Pharmaceutical Group Ltd.	118,000	225,222
COSCO Shipping Ports Ltd.	354,000	254,924
Country Garden Services Holdings Co. Ltd.	590,000	484,940
CSG Holding Co. Ltd., Class B	442,500	102,908
CSSC Hong Kong Shipping Co. Ltd.	472,000	126,201
Dalipal Holdings Ltd.(a)	118,000	96,999
Damai Entertainment Holdings Ltd.(a)(c)	3,450,000	396,447
Daqo New Energy Corp., ADR(a)	12,665	401,227
Dongyue Group Ltd.	354,000	496,492
DPC Dash Ltd.(a)(c)	23,600	232,432
Duality Biotherapeutics Inc.(a)(c)	5,900	262,702
East Buy Holding Ltd.(a)(b)	118,000	297,508
Everest Medicines Ltd.(a)(b)	59,000	358,141
Evergrande Property Services Group Ltd.(a)(b)	1,440,000	263,350
Fenbi Ltd.(a)(c)	324,500	133,422
FIH Mobile Ltd.(a)(c)	88,500	216,262
FinVolution Group, ADR	36,757	183,417
First Tractor Co. Ltd., Class H(c)	354,000	335,106
Fufeng Group Ltd.	413,400	426,773
Genertec Universal Medical Group Co. Ltd.(b)	265,500	213,817
Global New Material International Holdings Ltd.(a)	236,000	243,214
Grand Pharmaceutical Group Ltd., Class L(c)	295,000	311,925
Greentown China Holdings Ltd.(c)	265,500	303,539
Greentown Service Group Co. Ltd., Class L	420,000	242,584
Guangshen Railway Co. Ltd.	354,000	99,679
Guoquan Food Shanghai Co. Ltd., Class H	212,400	101,070
Gushengtang Holdings Ltd.	53,100	204,362
Haichang Ocean Park Holdings Ltd.(a)(b)(c)	826,000	74,250
Hangzhou SF Intra-City Industrial Co. Ltd., Class H(a)(b)	70,800	104,193
Harbin Electric Co. Ltd., Class H	236,000	432,746
Hello Group Inc., ADR	38,222	266,025
Hua Han Health Industry Holdings Ltd., NVS(d)	1,112,400	1
Huabao International Holdings Ltd.	295,000	136,026
HUTCHMED China Ltd.(a)(c)	147,500	427,378
Hygeia Healthcare Holdings Co. Ltd., Class C(a)(b)(c)	106,200	172,757
InnoCare Pharma Ltd., Class H(a)(b)	236,000	450,257
Inspur Digital Enterprise Technology Ltd.	118,000	109,380
iQIYI Inc., ADR(a)(c)	120,550	264,005
Jacobio Pharmaceuticals Group Co. Ltd. (a)(b)	141,600	145,338
JF SmartInvest Holdings Ltd.(c)	29,500	208,560
Jiangxi Rimag Group Co. Ltd., Class H(a)	59,000	108,099
Jinchuan Group International Resources Co. Ltd.(a)(c)(d)	1,096,000	76,580
JinkoSolar Holding Co. Ltd., ADR	9,322	243,677
Jinxin Fertility Group Ltd.(a)(b)(c)	531,000	163,468
JNBY Design Ltd.	59,000	149,824
Security	Shares	Value
China (continued)
JOYY Inc., ADR	7,670	$484,130
Kangji Medical Holdings Ltd.(c)	236,000	278,872
Keymed Biosciences Inc.(a)(b)	59,000	473,873
Kinetic Development Group Ltd.	590,000	119,848
Kingboard Holdings Ltd.	184,000	616,407
Kingboard Laminates Holdings Ltd.(c)	265,500	388,114
Kingsoft Cloud Holdings Ltd.(a)	708,900	574,045
Lee & Man Paper Manufacturing Ltd.	402,000	161,964
Legend Holdings Corp., Class H(a)(b)	177,000	217,015
Lepu Biopharma Co. Ltd., Class H(a)(b)	236,000	173,104
Lifetech Scientific Corp. (a)(c)	826,000	204,086
Lingbao Gold Group Co. Ltd., Class H	118,000	249,394
Linklogis Inc., Class B(b)	324,500	99,917
Lonking Holdings Ltd.	708,000	267,953
Lufax Holding Ltd., ADR(a)	64,637	161,593
Luye Pharma Group Ltd. (a)(b)	560,500	222,379
Maanshan Iron & Steel Co. Ltd., Class H(a)	354,000	113,876
Maoyan Entertainment(b)(c)	118,000	104,991
Marketingforce Management Ltd.(a)	23,600	113,563
MH Development NPV, NVS(d)	32,500	—
MicroPort NeuroScientific Corp.	59,000	79,321
Microport Scientific Corp.(a)(c)	264,300	382,159
Ming Yuan Cloud Group Holdings Ltd.	295,000	119,823
Minth Group Ltd.	216,000	947,393
National Agricultural Holdings Ltd., NVS(d)	354,000	—
Newborn Town Inc.(a)	118,000	143,827
Nexteer Automotive Group Ltd.	236,000	178,935
Nine Dragons Paper Holdings Ltd.(a)	453,000	366,136
Noah Holdings Ltd., ADR	11,022	111,984
Ocumension Therapeutics(a)(b)	118,000	124,834
Onewo Inc., Class H	59,000	153,558
Ping An Healthcare and Technology Co. Ltd.(b)	230,100	436,569
Poly Property Group Co. Ltd.(c)	531,000	131,130
Poly Property Services Co. Ltd., Class H	35,400	159,827
Precision Tsugami China Corp. Ltd.	59,000	242,694
Q Technology Group Co. Ltd.	118,000	139,333
Qunabox Group Ltd.(a)	29,500	124,105
Radiance Holdings Group Co. Ltd., Class L(a)(c)	236,000	67,899
REPT BATTERO Energy Co. Ltd., Class H(a)	59,000	104,964
RLX Technology Inc., ADR	84,606	212,361
RoboSense Technology Co. Ltd.(a)(c)	64,900	275,125
Sany Heavy Equipment International Holdings Co. Ltd.	354,000	331,162
Seazen Group Ltd.(a)	690,000	189,980
Shandong BoAn Biotechnology Co. Ltd., Class H(a)	59,000	78,283
Shanghai Chicmax Cosmetic Co. Ltd., Class H	17,700	198,442
Shanghai Conant Optical Co. Ltd., Class H(c)	48,500	303,305
Shanghai Henlius Biotech Inc., Class H(a)(b)	17,700	157,268
Shanghai Industrial Holdings Ltd.(c)	118,000	232,016
Shanghai MicroPort MedBot Group Co. Ltd., Class H(a)	90,000	261,087
Shenzhen International Holdings Ltd.	383,500	425,421
Shenzhen Investment Ltd.(a)	804,000	92,040
Shoucheng Holdings Ltd.(c)	709,200	187,432
Shougang Fushan Resources Group Ltd.(c)	590,000	220,760
Shui On Land Ltd.	917,500	85,039
Sichuan Baicha Baidao Industrial Co. Ltd., Class H	129,800	118,586
Sihuan Pharmaceutical Holdings Group Ltd.(c)	1,180,000	205,243
Simcere Pharmaceutical Group Ltd.(b)	236,000	413,609
Sinofert Holdings Ltd.(c)	826,000	162,612
Sinopec Engineering Group Co. Ltd., Class H	383,500	362,041
Sinopec Kantons Holdings Ltd.(c)	354,000	188,897

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® MSCI Emerging Markets Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
Skyworth Group Ltd.(a)	226,800	$116,745
SMI Holdings Group Ltd., NVS(d)	468,800	1
SSY Group Ltd.(c)	354,000	139,756
Sun Art Retail Group Ltd.(c)	610,000	126,356
Sunac China Holdings Ltd.(a)(c)	2,242,000	396,458
Sunshine Lake Pharma Co. Ltd., Class H(a)	29,500	176,190
Superb Summit International Group Ltd., NVS(d)	11,913	—
SY Holdings Group Ltd.	147,500	197,003
TCL Electronics Holdings Ltd.	295,000	388,279
Tiangong International Co. Ltd.(c)	472,000	191,030
Tianli International Holdings Ltd.(c)	354,000	110,488
Tianneng Power International Ltd.	236,000	232,561
Tong Ren Tang Technologies Co. Ltd., Class H(c)	177,000	107,837
Tongguan Gold Group Ltd.	342,000	123,873
Topsports International Holdings Ltd.(b)(c)	531,000	235,189
Towngas Smart Energy Co. Ltd.(c)	286,000	143,163
TravelSky Technology Ltd., Class H	236,000	320,048
Tuhu Car Inc.(a)(b)	54,000	119,504
Tuya Inc.	70,981	159,707
Untrade.Lumena Newmat, NVS(a)(d)	5,249	—
Up Fintech Holding Ltd., ADR(a)	29,323	258,629
Vnet Group Inc., ADR(a)(c)	37,618	336,305
Wanguo Gold Group Ltd.	216,000	220,837
Wasion Holdings Ltd.	118,000	213,527
Weibo Corp., Class A	23,600	236,216
Weifu High-Technology Group Co. Ltd., Class B	53,116	97,335
Weimob Inc.(a)(b)(c)	885,000	227,387
West China Cement Ltd.	590,000	230,650
XD Inc.	82,600	752,874
Xinte Energy Co. Ltd., Class H(a)	118,000	112,364
Xtep International Holdings Ltd.	413,000	298,711
XXF Group Holdings Ltd.(a)(c)	297,500	304,544
Yidu Tech Inc. (a)(b)(c)	175,500	116,609
Yihai International Holding Ltd.(c)	177,000	282,798
Yixin Group Ltd.(b)	442,500	138,215
Youzan Technology Ltd.(a)	5,428,000	111,994
Yuexiu Property Co. Ltd.	354,000	205,720
Yuexiu REIT	944,000	106,827
Yuexiu Transport Infrastructure Ltd.	354,000	199,859
Zai Lab Ltd.(a)	289,100	591,533
ZhongAn Online P&C Insurance Co. Ltd., Class H(a)(b)(c)	283,200	561,414
Zhongsheng Group Holdings Ltd.	177,000	267,230
Zhongyu Energy Holdings Ltd.(c)	177,000	66,838
Zhou Hei Ya International Holdings Co. Ltd.(b)(c)	383,500	83,390
Zylox-Tonbridge Medical Technology Co. Ltd., Class H(b)	29,500	95,284
		45,835,683
Colombia — 0.4%
Cementos Argos SA	157,294	457,291
Grupo Argos SA	83,426	386,908
Grupo de Inversiones Suramericana SA	32,096	465,699
Mineros SA	29,972	120,171
		1,430,069
Czech Republic — 0.1%
Colt CZ Group SE	3,894	135,224
Philip Morris CR AS	135	120,234
		255,458
Egypt — 0.2%
Abou Kir Fertilizers & Chemical Industries	76,260	73,619
EFG Holding S.A.E.(a)	264,792	148,947
Security	Shares	Value
Egypt (continued)
E-Finance for Digital & Financial Investments	294,823	$96,520
Fawry for Banking & Payment Technology Services SAE(a)	464,815	145,835
Telecom Egypt Co.	154,700	206,159
		671,080
Greece — 0.9%
Aegean Airlines SA	9,790	163,038
Aktor SA Holding Co. Technical & Energy Projects(a)	15,694	168,813
Athens International Airport SA	15,621	183,977
Athens Water Supply & Sewage Co. SA	11,091	94,719
GEK TERNA SA(c)	16,472	475,049
HELLENiQ ENERGY Holdings SA	23,622	226,653
Holding Co. ADMIE IPTO SA	31,860	104,141
Intralot SA-Integrated Information Systems & Gaming Services(a)	167,383	194,431
LAMDA Development SA(a)	20,274	164,717
Motor Oil Hellas Corinth Refineries SA	17,427	574,643
Optima bank SA	52,908	472,708
Sarantis SA	10,162	145,743
Titan SA	10,962	578,630
		3,547,262
Hong Kong — 0.0%
UNTRADE NH HEALTH(d)	91,000	107,426
Xinyi Energy Holdings Ltd.(c)	590,000	89,619
		197,045
Hungary — 0.2%
Magyar Telekom Telecommunications PLC	102,275	547,398
Opus Global Nyrt	71,331	116,986
		664,384
India — 24.6%
360 ONE WAM Ltd.	59,913	794,527
3M India Ltd.	826	322,285
Aadhar Housing Finance Ltd.(a)	27,789	149,753
Aarti Industries Ltd.	50,563	216,678
Aarti Pharmalabs Ltd.	13,334	104,971
Aavas Financiers Ltd.(a)	10,797	187,230
ACC Ltd.	20,638	427,685
Acme Solar Holdings Ltd.	31,152	80,504
Action Construction Equipment Ltd.	13,393	149,113
Acutaas Chemicals Ltd.	13,098	269,834
Aditya Birla Fashion and Retail Ltd.(a)	125,679	110,182
Aditya Birla Lifestyle Brands Ltd.(a)	107,616	157,338
Aditya Birla Real Estate Ltd.	13,865	275,564
Aditya Birla Sun Life Asset Management Co. Ltd.	24,662	203,541
Aditya Vision Ltd.(b)	41,713	244,868
Aegis Logistics Ltd.	40,533	346,749
Afcons Infrastructure Ltd.	42,233	191,538
Affle 3i Ltd.(a)	18,843	350,821
AGI Greenpac Ltd.	7,552	64,851
Ahluwalia Contracts India Ltd.	9,381	104,850
AIA Engineering Ltd.	11,446	494,784
Ajanta Pharma Ltd.	11,020	316,079
Alembic Pharmaceuticals Ltd.	14,001	142,119
Alivus Life Sciences Ltd.	7,257	73,058
Alok Industries Ltd.(a)	441,615	83,995
Amara Raja Energy & Mobility Ltd.	30,916	329,893
Amber Enterprises India Ltd.(a)	5,297	426,526
Anand Rathi Wealth Ltd.	10,561	341,434
Anant Raj Ltd.	33,807	218,755
Angel One Ltd.	12,390	375,626
Anup Engineering Ltd. (The)	5,133	129,894

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® MSCI Emerging Markets Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
India (continued)
Apar Industries Ltd.	4,897	$503,378
Apollo Tyres Ltd.	77,585	446,735
Aptus Value Housing Finance India Ltd.	99,578	311,971
Archean Chemical Industries Ltd.	17,346	99,546
Arvind Fashions Ltd.	16,874	95,431
Arvind Ltd.	49,090	194,435
Asahi India Glass Ltd.	21,650	247,761
Aster DM Healthcare Ltd.(b)	62,009	462,400
Astra Microwave Products Ltd.	12,154	126,976
AstraZeneca Pharma India Ltd.	1,593	160,951
Atul Ltd.	3,540	232,782
AurionPro Solutions Ltd.	9,027	111,220
Authum Investment & Infrastucture Ltd.	9,086	275,867
Avalon Technologies Ltd.(a)(b)	10,384	113,159
Avanti Feeds Ltd.	17,169	156,396
AWL Agri Business Ltd.(a)	99,928	289,992
Azad Engineering Ltd.(a)	8,437	159,289
Balrampur Chini Mills Ltd.	36,799	184,652
Banco Products India Ltd.	13,039	99,437
Bandhan Bank Ltd.(b)	188,623	317,986
BASF India Ltd.	3,186	148,210
Bayer CropScience Ltd.	4,071	212,330
BEML Ltd.	10,974	225,113
Biocon Ltd.	140,479	627,018
Birla Corp. Ltd.	8,622	108,215
Birlasoft Ltd.	47,995	204,699
Black Box Ltd.	9,263	55,487
BLS International Services Ltd.	34,279	126,927
Blue Dart Express Ltd.	1,947	124,700
Blue Star Ltd.	36,757	727,917
Bombay Burmah Trading Co.	4,779	98,246
Borosil Renewables Ltd.(a)	18,479	120,606
Brigade Enterprises Ltd.	38,409	385,359
Brookfield India Real Estate Trust(b)	90,624	337,355
Campus Activewear Ltd.	29,382	90,872
Can Fin Homes Ltd.	23,836	236,702
Caplin Point Laboratories Ltd.	5,723	122,757
Capri Global Capital Ltd.	78,411	165,457
Carborundum Universal Ltd.	31,093	298,917
Cartrade Tech Ltd.(a)	10,812	374,260
Castrol India Ltd.	106,742	230,061
CCL Products India Ltd.	25,488	288,482
CE Info Systems Ltd.	7,316	137,057
Ceat Ltd.	6,608	284,200
Cello World Ltd.	15,517	103,561
Central Depository Services India Ltd.	27,789	504,258
Century Plyboards India Ltd.	18,054	162,084
Cera Sanitaryware Ltd.	1,593	98,865
CESC Ltd.	179,825	343,807
Chalet Hotels Ltd.	24,308	241,221
Chambal Fertilisers and Chemicals Ltd.	46,913	231,598
Chemplast Sanmar Ltd.(a)	25,524	81,271
Chennai Petroleum Corp. Ltd.	14,750	151,404
Cholamandalam Financial Holdings Ltd.	26,373	545,635
CIE Automotive India Ltd.	43,129	199,027
City Union Bank Ltd.	104,946	318,815
CMS Info Systems Ltd.	45,017	178,977
Coforge Ltd.	82,895	1,777,382
Cohance Lifesciences Ltd.(a)	28,517	179,946
Computer Age Management Services Ltd.	11,988	520,960
Concord Biotech Ltd.	6,077	96,662
Container Corp. of India Ltd.	90,624	519,303
Security	Shares	Value
India (continued)
Craftsman Automation Ltd.	3,372	$264,810
CreditAccess Grameen Ltd.(a)	16,115	241,516
CRISIL Ltd.	5,310	263,214
Crompton Greaves Consumer Electricals Ltd.	169,566	504,708
Cyient Ltd.	22,361	282,067
Data Patterns India Ltd.(a)	7,729	257,647
Deepak Fertilisers & Petrochemicals Corp. Ltd.	18,264	280,249
Deepak Nitrite Ltd.	16,284	284,476
Delhivery Ltd.(a)	137,116	654,774
Devyani International Ltd.(a)	120,714	183,657
Doms Industries Ltd.	3,540	99,646
Dr Agarwal's Health Care Ltd.(a)	26,432	157,725
Dr Lal PathLabs Ltd.(b)	10,207	348,730
eClerx Services Ltd.	6,884	350,767
Edelweiss Financial Services Ltd.	140,783	174,141
EID Parry India Ltd.(a)	31,292	361,414
EIH Ltd.	64,487	270,741
Elecon Engineering Co. Ltd.	24,637	139,578
Elgi Equipments Ltd.	53,553	306,817
Emami Ltd.	52,087	309,648
Embassy Developments Ltd.(a)	167,737	145,350
Embassy Office Parks REIT	219,598	1,049,754
Endurance Technologies Ltd.(b)	9,993	296,515
Engineers India Ltd.	83,839	185,227
Epigral Ltd.	4,071	68,942
EPL Ltd.	44,250	101,207
Equitas Small Finance Bank Ltd.(a)(b)	143,802	103,335
Eris Lifesciences Ltd.(b)	14,042	250,718
Ethos Ltd.(a)	3,658	124,817
Exide Industries Ltd.	115,404	484,964
Federal Bank Ltd.	495,482	1,432,901
Fine Organic Industries Ltd.	2,514	124,479
Finolex Cables Ltd.	19,411	162,694
Finolex Industries Ltd.	71,980	144,287
Firstsource Solutions Ltd.	93,574	362,669
Five-Star Business Finance Ltd.	48,734	323,135
Force Motors Ltd.	1,239	247,382
Gabriel India Ltd.	16,697	192,662
Garden Reach Shipbuilders & Engineers Ltd.	7,864	246,483
Garware Hi-Tech Films Ltd.	2,580	114,129
Genus Power Infrastructures Ltd.	28,615	101,416
GHCL Ltd.	18,644	120,221
Gillette India Ltd.	2,301	223,677
Gland Pharma Ltd.(b)	10,089	198,818
GlaxoSmithKline Pharmaceuticals Ltd.	11,446	329,584
Glenmark Pharmaceuticals Ltd.	38,455	838,201
Global Health Ltd.	21,299	297,440
GMM Pfaudler Ltd.	19,768	248,587
Go Digit General Insurance Ltd.(a)	70,741	283,943
Godawari Power and Ispat Ltd.	80,771	213,366
Godfrey Phillips India Ltd.	10,089	324,643
Gokaldas Exports Ltd.(a)	17,641	184,131
Granules India Ltd.	38,822	241,946
Graphite India Ltd.	25,408	158,088
Gravita India Ltd.	9,204	188,206
Great Eastern Shipping Co. Ltd. (The)	27,553	341,753
Grindwell Norton Ltd.	11,889	206,915
Gujarat Fluorochemicals Ltd.	7,965	305,728
Gujarat Gas Ltd.	37,052	164,527
Gujarat Mineral Development Corp. Ltd.	26,137	158,052
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	23,010	128,464
Gujarat Pipavav Port Ltd.	68,464	137,025

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® MSCI Emerging Markets Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
India (continued)
Gujarat State Fertilizers & Chemicals Ltd.	65,018	$134,591
Gujarat State Petronet Ltd.	75,933	244,422
Happiest Minds Technologies Ltd.	23,482	131,360
HBL Engineering Ltd.	32,091	318,771
HEG Ltd.	18,762	110,865
Hexaware Technologies Ltd.	39,766	337,183
HFCL Ltd.	220,377	173,562
HG Infra Engineering Ltd.	6,903	67,079
Himadri Speciality Chemical Ltd.	50,386	247,230
Hindustan Construction Co. Ltd.(a)	364,797	98,176
Hindustan Copper Ltd.	85,255	312,831
Hindustan Foods Ltd.(a)	18,290	110,316
Home First Finance Co. India Ltd.(b)	18,762	233,561
Honasa Consumer Ltd.(a)	41,418	134,707
Honeywell Automation India Ltd.	291	115,294
IFCI Ltd.(a)	173,696	99,414
IIFL Finance Ltd.(a)	62,453	405,490
IIFL Securities Ltd.	33,258	119,971
Indegene Ltd.	22,243	132,518
India Cements Ltd. (The)(a)	12,095	53,227
IndiaMART Intermesh Ltd.(b)	8,614	222,982
Indraprastha Gas Ltd.	147,462	329,983
Inox Wind Ltd.(a)	187,679	283,594
Intellect Design Arena Ltd.	23,541	293,731
International Gemmological Institute India Ltd.	33,807	124,589
Inventurus Knowledge Solutions Ltd.(a)	10,974	206,519
ION Exchange India Ltd.	25,695	101,060
Ipca Laboratories Ltd.	36,795	598,956
IRB Infrastructure Developers Ltd.	496,308	239,283
IRCON International Ltd.(b)	108,324	196,158
ITC Hotels Ltd.(a)	165,082	386,491
ITD Cementation India Ltd.	16,461	155,023
Jaiprakash Power Ventures Ltd.(a)	1,056,749	222,664
Jammu & Kashmir Bank Ltd. (The)	110,389	132,498
JB Chemicals & Pharmaceuticals Ltd.	21,948	435,195
JBM Auto Ltd.	17,346	119,604
Jindal Saw Ltd.	63,838	116,510
JK Cement Ltd.	9,499	613,327
JK Lakshmi Cement Ltd.	17,582	149,161
JK Paper Ltd.	23,128	95,354
JK Tyre & Industries Ltd.	34,515	172,995
JM Financial Ltd.	124,726	203,168
JSW Holdings Ltd./India(a)	828	188,458
Jubilant Ingrevia Ltd.	23,135	183,566
Jubilant Pharmova Ltd.	20,178	246,474
Jupiter Life Line Hospitals Ltd.	5,922	97,790
Jupiter Wagons Ltd.	45,784	146,827
Just Dial Ltd.(a)	7,257	59,925
Jyothy Labs Ltd.	40,474	136,031
Jyoti CNC Automation Ltd.(a)	21,948	248,555
Kajaria Ceramics Ltd.	22,985	275,069
Kalpataru Projects International Ltd.	29,559	397,930
Kansai Nerolac Paints Ltd.	54,988	145,383
Karnataka Bank Ltd. (The)	47,478	112,892
Karur Vysya Bank Ltd. (The)	135,844	377,442
Kaynes Technology India Ltd.(a)	7,729	476,319
KEC International Ltd.	35,813	274,958
KEI Industries Ltd.	17,582	817,101
Kfin Technologies Ltd.	28,379	336,838
Kirloskar Brothers Ltd.	6,416	121,733
Kirloskar Ferrous Industries Ltd.	17,700	98,060
Kirloskar Oil Engines Ltd.	23,364	295,185
Security	Shares	Value
India (continued)
Kirloskar Pneumatic Co. Ltd.	11,878	$144,892
KNR Constructions Ltd.	51,094	91,699
KPI Green Energy Ltd.(b)	30,177	146,117
KPIT Technologies Ltd.	44,545	610,865
KPR Mill Ltd.	28,234	342,935
KRBL Ltd.	25,960	118,845
Krishna Institute of Medical Sciences Ltd.(a)(b)	67,083	514,734
KSB Ltd.	20,060	172,905
L&T Finance Ltd.	217,887	763,224
Laurus Labs Ltd.(b)	92,925	1,073,540
Laxmi Organic Industries Ltd.	40,415	82,459
Le Travenues Technology Ltd.(a)	53,867	161,510
Leela Palaces Hotels & Resorts Ltd.(a)	32,627	150,191
Lemon Tree Hotels Ltd.(a)(b)	142,544	253,037
LIC Housing Finance Ltd.	75,402	464,333
Lloyds Engineering Works Ltd.	238,478	142,680
LMW Ltd.	1,003	168,874
LT Foods Ltd.	48,026	220,274
Lumax Auto Technologies Ltd.	7,493	128,696
Mahanagar Gas Ltd.	14,219	191,345
Maharashtra Scooters Ltd.	649	106,988
Mahindra & Mahindra Financial Services Ltd.	139,712	582,226
Mahindra Lifespace Developers Ltd.	33,630	158,215
Manappuram Finance Ltd.	142,688	454,655
Mastek Ltd.	5,782	143,549
Max Estates Ltd.(a)	16,225	87,920
Max Financial Services Ltd.(a)	71,036	1,354,567
Medplus Health Services Ltd.(a)	19,747	179,113
Metropolis Healthcare Ltd.(b)	8,622	186,473
Minda Corp. Ltd.	21,537	140,561
Mindspace Business Parks REIT(b)	58,882	304,576
Mishra Dhatu Nigam Ltd.(b)	19,706	72,713
Motherson Sumi Wiring India Ltd.	792,606	406,117
Motilal Oswal Financial Services Ltd.	39,766	427,706
Mrs Bectors Food Specialities Ltd.	9,064	132,029
MTAR Technologies Ltd.(a)	6,726	190,902
Multi Commodity Exchange of India Ltd.	6,669	753,965
Narayana Hrudayalaya Ltd.	20,119	438,497
Natco Pharma Ltd.	21,985	216,308
National Aluminium Co. Ltd.	229,569	669,583
Nava Ltd.	31,515	184,401
Navin Fluorine International Ltd.	7,965	511,710
Nazara Technologies Ltd.(a)	57,407	164,431
NBCC India Ltd.	289,218	378,816
NCC Ltd./India	124,195	239,000
Netweb Technologies India Ltd.	4,602	169,883
Network18 Media & Investments Ltd.(a)	363,204	183,634
Neuland Laboratories Ltd.	2,124	411,204
Newgen Software Technologies Ltd.	17,169	169,658
Nexus Select Trust	209,332	380,178
NIIT Learning Systems Ltd.	28,733	128,188
Nippon Life India Asset Management Ltd.(b)	42,126	413,554
NLC India Ltd.	104,666	285,513
NMDC Steel Ltd.(a)	305,679	143,505
Nuvama Wealth Management Ltd.	3,312	276,771
Nuvoco Vistas Corp. Ltd.(a)	29,677	118,629
Ola Electric Mobility Ltd.(a)	368,219	170,111
Olectra Greentech Ltd.	12,213	171,406
Onesource Specialty Pharma Ltd.(a)	12,744	218,922
Paradeep Phosphates Ltd.(b)	130,921	233,144
PC Jeweller Ltd.(a)	761,395	84,733
PCBL Ltd.	47,318	172,650

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® MSCI Emerging Markets Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
India (continued)
Pearl Global Industries Ltd.	6,903	$131,549
PG Electroplast Ltd.	39,359	261,245
Piramal Finance Ltd, NVS(a)	30,621	530,174
Piramal Pharma Ltd.	162,014	340,117
PNB Housing Finance Ltd.(b)	50,268	509,969
PNC Infratech Ltd.	36,167	100,356
Poly Medicure Ltd.	10,308	223,979
Poonawalla Fincorp Ltd.(a)	78,057	420,361
Power Mech Projects Ltd.	6,844	182,673
Praj Industries Ltd.	34,220	121,366
Pricol Ltd.	33,403	232,819
Procter & Gamble Health Ltd.	1,861	119,059
Prudent Corporate Advisory Services Ltd.	5,605	154,977
PTC India Ltd.	61,714	109,201
PTC Industries Ltd.(a)	1,312	266,617
Puravankara Ltd.(a)	16,324	45,649
PVR Inox Ltd.(a)	21,004	251,158
Radico Khaitan Ltd.	20,355	731,606
Railtel Corp. of India Ltd.	27,435	104,368
Rainbow Children's Medicare Ltd.	14,977	227,055
Ramco Cements Ltd. (The)	28,910	336,216
Ramkrishna Forgings Ltd.	23,659	145,889
Rategain Travel Technologies Ltd.(a)	14,278	113,733
Ratnamani Metals & Tubes Ltd.	8,437	223,790
RattanIndia Enterprises Ltd.(a)	178,106	86,725
RattanIndia Power Ltd.(a)	834,850	93,994
Raymond Lifestyle Ltd.(a)	8,461	106,186
RBL Bank Ltd.(b)	117,646	412,544
Redington Ltd.	157,825	498,233
Redtape Ltd./India	78,765	115,857
Refex Industries Ltd.	13,216	51,336
Reliance Power Ltd.(a)	707,436	317,881
Rhi Magnesita India Ltd.	23,240	120,729
RR Kabel Ltd.	7,434	117,051
Safari Industries India Ltd.	8,319	226,448
Sagility Ltd.	421,319	237,080
SAI Life Sciences Ltd.(a)(b)	34,220	338,917
Sammaan Capital Ltd.(a)	155,472	268,115
Sanofi Consumer Healthcare India Ltd.	1,829	95,280
Sanofi India Ltd.	1,449	71,078
Sansera Engineering Ltd.(b)	11,033	216,470
Sapphire Foods India Ltd.(a)	64,015	178,520
Sarda Energy & Minerals Ltd.	24,072	132,064
Saregama India Ltd.	25,276	112,325
Schneider Electric Infrastructure Ltd.(a)	7,847	62,989
Senco Gold Ltd.	19,470	68,067
Shaily Engineering Plastics Ltd.	6,549	191,198
Shakti Pumps India Ltd.	14,809	113,097
Sheela Foam Ltd.(a)	9,794	65,867
Shilpa Medicare Ltd.	37,288	142,546
Shipping Corp. of India Ltd.	42,008	109,135
Shoppers Stop Ltd.(a)	14,927	71,058
Shree Renuka Sugars Ltd.(a)	315,827	94,676
Shriram Pistons & Rings Ltd.	3,658	107,015
SignatureGlobal India Ltd.(a)	7,204	89,732
SJVN Ltd.	227,532	198,796
SKF India Industrial Ltd., NVS	6,844	207,231
SKF India Ltd.	6,844	147,205
Sobha Ltd.	12,253	211,073
Sona Blw Precision Forgings Ltd.(b)	109,327	629,174
Sonata Software Ltd.	46,256	185,521
South Indian Bank Ltd. (The)	366,921	162,808
Security	Shares	Value
India (continued)
Star Health & Allied Insurance Co. Ltd.(a)	62,304	$339,878
Sterling and Wilson Renewable(a)	59,000	149,691
Strides Pharma Science Ltd.	20,473	201,674
Sudarshan Chemical Industries Ltd.	12,626	143,200
Sumitomo Chemical India Ltd.	35,165	183,786
Sun TV Network Ltd.	31,329	195,135
Sundaram Finance Holdings Ltd.	24,957	140,835
Sundram Fasteners Ltd.	30,798	322,791
Suprajit Engineering Ltd.	26,432	140,507
Supreme Petrochem Ltd.	22,656	162,573
Surya Roshni Ltd.	24,190	71,358
Swan Corp. Ltd.	29,653	149,355
Syngene International Ltd.(b)	49,897	362,469
Syrma SGS Technology Ltd.	17,700	163,226
Tamilnad Mercantile Bank Ltd.	20,001	113,600
Tanla Platforms Ltd.	20,178	125,245
Tata Chemicals Ltd.	36,049	323,446
Tata Elxsi Ltd.	8,791	508,433
Tata Investment Corp. Ltd.	37,170	310,290
Tata Technologies Ltd.	35,872	273,188
Tbo Tek Ltd.(a)	9,794	181,445
TD Power Systems Ltd.	25,901	225,670
Techno Electric & Engineering Co. Ltd.	16,284	220,495
Tega Industries Ltd.	3,953	85,805
Tejas Networks Ltd.(b)	22,833	126,706
Texmaco Rail & Engineering Ltd., Class L	75,048	107,950
Thanga Mayil Jewellery Ltd.	2,832	103,363
Thermax Ltd.	10,502	343,984
Thomas Cook India Ltd.	82,895	137,863
Tilaknagar Industries Ltd.	26,196	140,061
Time Technoplast Ltd.	55,342	124,344
Timken India Ltd.	9,867	348,639
Tips Industries Ltd.	16,824	104,301
Titagarh Rail System Ltd.	22,951	213,021
Transformers & Rectifiers India Ltd.	28,216	85,969
Transport Corp. of India Ltd.	9,440	115,486
Trident Ltd.	354,000	112,349
Triveni Engineering & Industries Ltd.	29,609	118,055
Triveni Turbine Ltd.	36,934	222,304
TTK Prestige Ltd.	14,692	105,987
TVS Holdings Ltd.	1,711	274,652
Ujjivan Small Finance Bank Ltd.(a)(b)	254,231	154,703
UNO Minda Ltd.	52,628	769,760
Usha Martin Ltd.	41,536	199,524
UTI Asset Management Co. Ltd.	13,761	176,039
V2 Retail Ltd.(a)	4,838	132,795
VA Tech Wabag Ltd.	11,781	179,074
Valor Estate Ltd.(a)	51,035	75,596
Vardhman Textiles Ltd.	34,633	170,329
Varroc Engineering Ltd.(b)	13,924	103,008
Vesuvius India Ltd.	24,780	132,780
V-Guard Industries Ltd.	53,218	205,514
Vijaya Diagnostic Centre Pvt Ltd.	15,222	170,216
Vinati Organics Ltd.	7,965	141,283
VIP Industries Ltd.(a)	26,373	111,463
V-Mart Retail Ltd.(a)	14,564	127,432
Voltamp Transformers Ltd.	1,786	163,567
Websol Energy System Ltd.(a)	83,780	95,873
Welspun Corp. Ltd.	29,677	285,027
Welspun Enterprises Ltd.	16,756	98,743
Welspun Living Ltd.	75,363	126,290
Westlife Foodworld Ltd.	16,122	102,232

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® MSCI Emerging Markets Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
India (continued)
Whirlpool of India Ltd.	17,759	$213,592
Wockhardt Ltd.(a)	19,765	273,735
Zee Entertainment Enterprises Ltd.	197,355	224,340
Zen Technologies Ltd.	12,508	197,921
Zensar Technologies Ltd.	32,037	269,256
ZF Commercial Vehicle Control Systems India Ltd.	1,891	279,144
Zinka Logistics Solutions Ltd.(a)	21,320	159,622
Zydus Wellness Ltd.	32,627	157,361
		99,642,941
Indonesia — 2.3%
Adaro Andalan Indonesia PT	495,600	223,176
AKR Corporindo Tbk PT	2,395,400	178,336
Alamtri Resources Indonesia Tbk PT	2,318,700	252,271
Aneka Tambang Tbk	2,230,200	389,761
Aspirasi Hidup Indonesia Tbk PT	2,171,200	54,492
Astra Agro Lestari Tbk PT	129,800	59,035
Bank Aladin Syariah Tbk PT(a)	1,864,400	104,666
Bank Jago Tbk PT(a)	1,056,100	128,884
Bank Tabungan Negara Persero Tbk PT	1,386,500	99,660
BFI Finance Indonesia Tbk PT	3,144,700	141,611
Bukalapak.com PT Tbk(a)	14,437,300	146,659
Bukit Asam Tbk PT	1,097,400	152,263
Bumi Resources Tbk PT(a)	31,236,000	458,766
Bumi Serpong Damai Tbk PT(a)	2,684,500	151,745
Ciputra Development Tbk PT	2,837,963	148,327
Elang Mahkota Teknologi Tbk PT	3,770,100	277,564
Energi Mega Persada Tbk PT, NVS(a)	3,642,300	215,487
ESSA Industries Indonesia Tbk PT	1,770,000	65,941
Gudang Garam Tbk PT	112,100	100,288
Hanson International Tbk PT, NVS(a)(d)	25,794,200	—
Indah Kiat Pulp & Paper Tbk PT	625,400	329,812
Indo Tambangraya Megah Tbk PT	64,900	85,977
Indocement Tunggal Prakarsa Tbk PT	300,900	118,905
Industri Jamu Dan Farmasi Sido Muncul Tbk PT	2,112,257	69,119
Inti Agri Resources Tbk PT(a)(d)	12,327,500	—
Japfa Comfeed Indonesia Tbk PT	1,528,100	224,129
Jasa Marga Persero Tbk PT	601,800	125,440
Kalbe Farma Tbk PT	4,678,700	337,611
Map Aktif Adiperkasa PT	3,309,900	149,171
MD Entertainment Tbk PT(a)	831,970	395,879
Medco Energi Internasional Tbk PT	2,023,712	161,152
Medikaloka Hermina Tbk PT	2,354,100	198,124
Merdeka Copper Gold Tbk PT(a)	2,637,300	361,716
Mitra Adiperkasa Tbk PT	2,537,000	187,569
Mitra Keluarga Karyasehat Tbk PT	1,315,778	195,925
MNC Tourism Indonesia Tbk PT(a)	17,410,900	141,127
Pabrik Kertas Tjiwi Kimia Tbk PT	477,900	217,445
Pacific Strategic Financial Tbk PT(a)	2,278,200	208,601
Pakuwon Jati Tbk PT	4,642,200	106,474
Perusahaan Gas Negara Tbk PT	2,932,300	318,054
Petrosea Tbk PT	755,200	454,076
Raharja Energi Cepu PT	182,900	133,527
Sarana Menara Nusantara Tbk PT	5,085,800	166,470
Sariguna Primatirta Tbk. PT	4,177,200	126,698
Sawit Sumbermas Sarana Tbk PT	1,286,200	123,176
Semen Indonesia Persero Tbk PT	831,900	145,435
Solusi Sinergi Digital Tbk PT	590,000	132,429
Sugih Energy Tbk PT(a)(d)	1,824,800	—
Transcoal Pacific Tbk PT	560,500	253,243
Vale Indonesia Tbk PT	495,600	113,812
Waskita Karya Persero Tbk PT(a)(d)	3,225,094	17,602
Security	Shares	Value
Indonesia (continued)
XLSMART Telecom Sejahtera Tbk. PT	1,469,100	$254,920
		9,202,550
Kuwait — 1.1%
Agility Public Warehousing Co. KSC	432,049	201,394
Al Ahli Bank of Kuwait KSCP	335,126	310,130
Ali Alghanim Sons Automotive Co. KSCC	41,523	152,456
Arzan Financial Group for Financing & Investment KPSC	82,718	94,908
Boubyan Petrochemicals Co. KSCP	112,044	215,364
Boursa Kuwait Securities Co. KPSC	26,912	341,935
Burgan Bank SAK	245,260	179,834
Commercial Real Estate Co. KSC	496,308	325,359
Gulf Cable & Electrical Industries Co. KSCP	33,748	230,014
Humansoft Holding Co. KSC	25,422	203,823
Jazeera Airways Co. KSCP	19,765	110,882
Kuwait International Bank KSCP	267,978	230,549
Kuwait Projects Co. Holding KSCP(a)	435,184	124,537
Kuwait Real Estate Co. KSC(a)	219,492	279,821
Kuwait Telecommunications Co.	98,884	206,498
Mezzan Holding Co. KSCC	24,662	115,589
National Industries Group Holding SAK	600,646	561,705
National Investments Co. KSCP	172,575	165,890
National Real Estate Co. KPSC(a)	337,244	85,149
Salhia Real Estate Co. KSCP	111,345	149,452
Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power Plant KSC	163,371	83,562
		4,368,851
Malaysia — 2.9%
AFFIN Bank Bhd(a)(c)	211,744	114,415
Alliance Bank Malaysia Bhd	289,100	322,494
Axis Real Estate Investment Trust	407,100	202,074
Bank Islam Malaysia Bhd(c)	206,500	114,984
Bursa Malaysia Bhd(c)	159,350	318,314
Carlsberg Brewery Malaysia Bhd	57,300	232,602
CTOS Digital Bhd(c)	538,700	106,994
Dialog Group Bhd	932,200	415,204
Eco World Development Group Bhd(c)	300,900	160,420
Farm Fresh Bhd	283,200	185,813
Fraser & Neave Holdings Bhd	47,200	394,047
Frontken Corp. Bhd(c)	348,150	366,461
Genting Bhd	536,900	425,288
Genting Malaysia Bhd	849,600	483,318
Greatech Technology Bhd(a)	278,100	107,387
Guan Chong Bhd	348,100	74,242
HAP Seng Consolidated Bhd	106,200	73,575
Hartalega Holdings Bhd(c)	413,000	99,933
Heineken Malaysia Bhd	46,100	251,621
Hextar Global Bhd	413,000	88,894
IGB Real Estate Investment Trust	418,900	278,760
IJM Corp. Bhd(c)	564,300	315,995
Inari Amertron Bhd(c)	678,500	360,770
IOI Properties Group Bhd	430,700	270,251
Itmax System Bhd	153,400	172,181
Kelington Group Bhd	130,600	168,055
Kossan Rubber Industries Bhd(c)	386,500	102,904
KPJ Healthcare Bhd(c)	519,200	325,811
Lafarge Malaysia Bhd	91,300	148,245
Mah Sing Group Bhd	300,900	75,162
Malakoff Corp. Bhd	590,000	123,586
Malaysian Pacific Industries Bhd(c)	23,100	178,979
MBSB Bhd(c)	967,600	165,161

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® MSCI Emerging Markets Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Malaysia (continued)
Nationgate Holdings Bhd(c)	460,200	$112,905
Pavilion REIT(c)	413,000	181,056
PPB Group Bhd(c)	159,300	424,488
Sam Engineering & Equipment M Bhd	129,800	119,489
Scientex Bhd	241,900	202,535
Sime Darby Bhd	684,400	323,476
Sime Darby Property Bhd(c)	898,700	302,760
SP Setia Bhd Group(c)	619,500	121,665
Sunway Construction Group Bhd	123,900	177,070
Sunway REIT	460,200	251,931
Syarikat Takaful Malaysia Keluarga Bhd	88,544	72,493
Tanco Holdings Bhd(a)(c)	796,500	217,797
TIME dotCom Bhd(c)	353,100	448,584
Top Glove Corp. Bhd	1,451,400	209,126
Unisem M Bhd(c)	141,600	111,210
United Plantations Bhd(c)	70,800	483,780
UWC Bhd(a)	129,800	111,835
ViTrox Corp. Bhd(c)	142,000	143,280
VS Industry Bhd(c)	868,341	94,865
Yinson Holdings Bhd(c)	336,300	190,674
Zetrix Ai Bhd	1,667,700	333,449
		11,858,408
Mexico — 1.5%
Alsea SAB de CV	141,600	386,632
Banco del Bajio SA(b)	206,500	539,466
Bolsa Mexicana de Valores SAB de CV	102,000	205,772
Controladora Alpek SAB de CV, NVS(a)	934,125	142,919
Controladora Vuela Cia. de Aviacion SAB de CV, Class A(a)	270,000	196,219
Corp Inmobiliaria Vesta SAB de CV	230,135	716,146
FIBRA Macquarie Mexico(b)	212,435	369,129
GCC SAB de CV	47,220	468,794
Genomma Lab Internacional SAB de CV, Class B	212,400	213,085
Gentera SAB de CV	324,500	767,232
Grupo Televisa SAB, CPO	595,900	323,331
La Comer SAB de CV	83,449	186,040
Megacable Holdings SAB de CV, CPO	123,900	348,458
Orbia Advance Corp. SAB de CV	230,100	213,994
Qualitas Controladora SAB de CV	53,100	527,315
Regional SAB de CV	64,900	486,972
		6,091,504
Peru — 0.1%
Intercorp Financial Services Inc.	9,494	382,513
Philippines — 0.8%
Aboitiz Equity Ventures Inc.	418,900	194,646
Alliance Global Group Inc.	660,800	79,213
AREIT Inc.	259,600	187,689
Century Pacific Food Inc.	395,300	272,318
Converge Information and Communications Technology Solutions Inc.	571,200	151,943
DigiPlus Interactive Corp.	425,600	177,802
DMCI Holdings Inc.	879,300	157,433
GT Capital Holdings Inc.	28,910	285,674
JG Summit Holdings Inc.	672,600	250,024
LT Group Inc.	583,100	149,740
Manila Water Co. Inc.	271,400	177,709
Megaworld Corp.	2,891,000	100,128
Monde Nissin Corp.(b)	920,400	95,930
Puregold Price Club Inc.	324,500	232,398
RL Commercial REIT Inc.	1,398,300	183,595
Robinsons Land Corp.	494,100	134,305
Security	Shares	Value
Philippines (continued)
Robinsons Retail Holdings Inc.	100,300	$56,440
Semirara Mining & Power Corp., Class A	247,800	122,960
Universal Robina Corp.	237,180	254,977
		3,264,924
Poland — 1.7%
Alior Bank SA	22,538	638,152
AmRest Holdings SE	49,250	192,229
Asseco Poland SA	14,074	750,826
Auto Partner SA	41,241	189,177
Bank Handlowy w Warszawie SA(c)	8,401	238,048
Benefit Systems SA(a)	767	745,055
Cyfrowy Polsat SA(a)(c)	66,334	207,510
Diagnostyka SA, NVS	4,248	198,527
Enea SA(a)	72,157	397,885
Grupa Azoty SA(a)	16,781	86,729
Grupa Kety SA	2,419	637,711
Jastrzebska Spolka Weglowa SA, Class S(a)	13,983	91,331
KRUK SA	4,956	647,080
Orange Polska SA	157,707	416,416
Pepco Group NV	42,185	309,468
Tauron Polska Energia SA(a)	269,040	699,140
XTB SA(b)(c)	19,550	378,238
		6,823,522
Qatar — 0.7%
Al Meera Consumer Goods Co. QSC	27,258	108,661
Baladna(a)	311,625	124,824
Doha Bank QPSC	590,354	434,072
Estithmar Holding QPSC(a)	271,464	286,859
Gulf International Services QSC	276,656	210,236
Qatar Aluminum Manufacturing Co.	656,375	276,161
Qatar Navigation QSC	266,916	810,730
United Development Co. QSC	409,578	102,181
Vodafone Qatar PQSC	481,381	318,684
		2,672,408
Russia — 0.0%
Credit Bank of Moscow PJSC(a)(d)	4,743,600	611
Federal Grid Co. Rosseti PJSC(a)(d)	142,040,000	18
IPJSC United Medical Group, GDR, NVS(d)(e)	11,658	1
Lenta PJSC, GDR(a)(d)	58,692	8
Nanduq PLC, ADR(a)(d)	20,971	3
Segezha Group PJSC(a)(b)(d)	1,675,000	216
Sistema AFK PAO(a)(d)	1,865,280	240
Sovcomflot PJSC(a)(d)	338,350	44
		1,141
Saudi Arabia — 3.6%
Abdullah Al Othaim Markets Co.	118,944	215,611
Advanced Petrochemical Co.(a)	32,931	278,094
Al Babtain Power & Telecommunication Co.	5,546	97,359
Al Hammadi Holding	21,126	167,894
Al Majed for Oud Co.	3,658	131,745
Al Masane Al Kobra Mining Co.	9,499	201,060
Al Moammar Information Systems Co.	5,008	213,386
Al Rajhi Co. for Co-operative Insurance(a)	10,384	239,823
Al Rajhi REIT	82,069	179,388
Al-Dawaa Medical Services Co.	9,145	138,219
Aldrees Petroleum and Transport Services Co.	13,216	456,166
AlKhorayef Water & Power Technologies Co.	4,897	176,352
Almoosa Health Co.	3,009	136,094
Almunajem Foods Co.	5,546	79,776
AlSaif Stores For Development & Investment Co.(a)	101,893	176,171
Alujain Corp.	16,092	132,756

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® MSCI Emerging Markets Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Saudi Arabia (continued)
Arabian Cement Co./Saudi Arabia	14,750	$83,158
Arabian Centres Co.(b)	55,251	293,843
Arabian Contracting Services Co.(a)	4,930	154,985
Arabian Drilling Co.	5,900	144,443
Arriyadh Development Co.	26,432	186,176
Astra Industrial Group	11,033	400,013
Ataa Educational Co.	7,729	125,774
BinDawood Holding Co.	75,402	100,180
Catrion Catering Holding Co.	12,154	268,899
City Cement Co.	26,064	88,514
Dr. Soliman Abdel Kader Fakeeh Hospital Co.	14,402	142,998
East Pipes Integrated Co. for Industry	4,130	147,892
Eastern Province Cement Co.	14,448	89,473
Electrical Industries Co.	163,017	498,604
Emaar Economic City(a)	53,797	159,178
Etihad Atheeb Telecommunication Co.	4,956	119,140
Fawaz Abdulaziz Al Hokair & Co.(a)	16,933	95,181
flynas Co. SJSC(a)	12,331	209,286
Jadwa REIT Saudi Fund	58,292	170,335
Jamjoom Pharmaceuticals Factory Co.	6,136	247,295
Leejam Sports Co. JSC	7,468	227,430
Maharah Human Resources Co.	107,911	158,026
Middle East Healthcare Co.	12,095	129,016
Middle East Paper Co.(a)	13,039	82,908
Mobile Telecommunications Co. Saudi Arabia	103,899	297,522
National Agriculture Development Co. (The)(a)	42,716	214,137
National Co. for Learning & Education	5,133	200,862
National Gas & Industrialization Co.	11,269	243,672
National Industrialization Co.(a)	78,730	209,793
National Medical Care Co.	6,549	255,153
Perfect Presentation For Commercial Services Co.(a)	98,648	235,806
Power & Water Utility Co. for Jubail & Yanbu(a)	16,597	166,683
Qassim Cement Co. (The)	14,337	160,310
Rasan Information Technology Co.(a)	9,794	298,185
Retal Urban Development Co.	70,279	221,233
Saudi Automotive Services Co.(a)	11,290	176,652
Saudi Cement Co.	18,821	182,314
Saudi Ceramic Co.	18,220	138,540
Saudi Chemical Co. Holding	122,651	230,193
Saudi Ground Services Co.	26,373	282,664
Saudi Industrial Investment Group	83,603	321,224
Saudi Kayan Petrochemical Co.(a)	184,670	255,276
Saudi Manpower Solutions Co.	59,000	84,815
Saudi Pharmaceutical Industries & Medical Appliances Corp.(a)	14,455	108,048
Saudi Real Estate Co.(a)	46,964	162,707
Saudi Reinsurance Co.(a)	21,587	169,734
Saudia Dairy & Foodstuff Co.	4,620	295,394
Savola Group (The)(a)	38,763	267,206
Seera Group Holding(a)	47,562	359,668
Specialized Medical Co.(a)	20,001	98,796
Sumou Real Estate Co.	10,797	103,176
Sustained Infrastructure Holding Co.	15,812	133,149
Taiba Investments Co.	32,037	301,509
Theeb Rent A Car Co.	8,496	135,237
United Electronics Co.	12,130	291,578
United International Transportation Co.	11,977	211,682
Yamama Cement Co.	32,718	202,273
		14,357,832
South Africa — 3.9%
AECI Ltd.	25,851	133,284
African Rainbow Minerals Ltd.	27,848	290,815
Security	Shares	Value
South Africa (continued)
Aspen Pharmacare Holdings Ltd.	95,285	$529,013
AVI Ltd.	88,569	536,810
Blu Label Unlimited Group Ltd.(a)	170,628	98,421
Boxer Retail Ltd.(a)	27,140	115,356
Coronation Fund Managers Ltd.	71,829	202,285
DataTec Ltd.	34,692	164,271
Dis-Chem Pharmacies Ltd.(b)	139,594	283,899
DRDGOLD Ltd.	134,284	398,931
Equites Property Fund Ltd.	227,361	243,668
Exxaro Resources Ltd.	62,953	639,020
Fortress Real Estate Investments Ltd., Series B, Class B	373,175	561,793
Foschini Group Ltd. (The)	88,736	433,276
Grindrod Ltd.	195,009	190,820
Growthpoint Properties Ltd.	875,206	895,090
Hosken Consolidated Investments Ltd.(c)	11,307	86,662
Hyprop Investments Ltd.	113,024	374,936
Investec Ltd.	67,496	482,733
JSE Ltd.	22,243	173,049
Life Healthcare Group Holdings Ltd.	350,283	221,086
Momentum Group Ltd.	323,084	685,205
Motus Holdings Ltd.	42,185	280,580
Mr. Price Group Ltd.	70,033	860,324
Netcare Ltd.	314,116	281,234
Ninety One Ltd.	52,595	143,358
Old Mutual Ltd.	1,111,324	905,641
Omnia Holdings Ltd.	45,253	202,315
Pick n Pay Stores Ltd.(a)	149,133	228,085
Redefine Properties Ltd.	1,916,792	656,258
Resilient REIT Ltd.	89,016	402,054
Reunert Ltd.	52,510	189,962
Santam Ltd.	10,443	255,154
Sappi Ltd.	155,229	202,391
SPAR Group Ltd. (The)(a)	52,156	316,998
Telkom SA SOC Ltd.	76,663	223,624
Thungela Resources Ltd.	26,314	124,763
Tiger Brands Ltd.	44,958	944,075
Truworths International Ltd.	99,297	321,081
Vukile Property Fund Ltd.	351,050	500,950
We Buy Cars Holdings Ltd.	75,507	209,648
Wilson Bayly Holmes-Ovcon Ltd.	14,337	126,135
Woolworths Holdings Ltd./South Africa	235,941	779,197
		15,894,250
South Korea — 13.6%
ABLBio Inc.(a)	9,499	1,220,846
Amorepacific Holdings Corp.	8,909	172,712
BGF retail Co. Ltd.	2,183	161,123
BHI Co. Ltd.(a)(c)	5,369	164,940
Binggrae Co. Ltd.	1,416	70,672
BNK Financial Group Inc.	67,555	693,363
Cafe24 Corp.(a)	3,422	81,066
Caregen Co. Ltd.	4,854	288,141
Celltrion Pharm Inc.(a)	5,546	234,273
Chabiotech Co. Ltd.(a)	17,712	167,785
Cheil Worldwide Inc.	17,051	262,942
Chong Kun Dang Pharmaceutical Corp.	2,124	126,610
CJ CheilJedang Corp.	2,065	294,967
CJ Corp.	3,894	466,485
CJ ENM Co. Ltd.(a)	3,141	135,903
CJ Logistics Corp.	2,124	132,204
Classys Inc.(c)	5,841	233,614
Cosmax Inc.	2,242	253,382

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® MSCI Emerging Markets Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
South Korea (continued)
CosmoAM&T Co. Ltd.(a)(c)	6,785	$229,934
CS Wind Corp.(c)	6,667	188,345
D&D PharmaTech Inc.(a)	4,956	320,566
Daeduck Electronics Co. Ltd./New	9,971	335,390
Daejoo Electronic Materials Co. Ltd.(c)	3,304	165,781
Daesang Corp.	7,965	114,558
Daewoo Engineering & Construction Co. Ltd.(a)	45,135	108,190
Daewoong Co. Ltd.	6,726	109,625
Daewoong Pharmaceutical Co. Ltd.	1,365	164,082
Daishin Securities Co. Ltd.	6,956	128,374
D'Alba Global Co. Ltd.	1,711	157,063
Daou Technology Inc.	6,962	169,976
DB HiTek Co. Ltd.	8,791	380,999
Dear U Co. Ltd.	5,428	125,612
DL E&C Co. Ltd.	8,378	230,040
DL Holdings Co. Ltd.	3,776	100,908
DN Automotive Corp.	5,192	85,079
Dongjin Semichem Co. Ltd.	10,915	269,708
DongKook Pharmaceutical Co. Ltd.	9,563	122,073
Dongsuh Companies Inc.	9,756	182,205
Doosan Fuel Cell Co. Ltd.(a)	11,741	255,112
Doosan Robotics Inc.(a)	5,723	302,747
DoubleUGames Co. Ltd.	3,658	131,219
Douzone Bizon Co. Ltd.(c)	5,015	318,877
Duk San Neolux Co. Ltd.(a)	4,492	129,018
Ecopro Materials Co. Ltd.(a)	7,021	278,116
E-MART Inc.	5,015	267,144
Enchem Co. Ltd.(a)	5,133	265,743
Eo Technics Co. Ltd.	2,419	425,109
ESR Kendall Square REIT Co. Ltd.	55,848	167,026
Eugene Technology Co. Ltd.	4,366	238,614
F&F Co. Ltd./New	4,248	210,485
Fadu Inc.(a)	7,316	138,266
GemVax & Kael Co. Ltd.(a)	7,923	177,785
GI Innovation Inc.(a)	12,685	162,595
Green Cross Corp.	1,593	147,244
GS Engineering & Construction Corp.(c)	18,408	242,593
GS Holdings Corp.	11,859	455,663
GS Retail Co. Ltd.	9,853	144,574
Han Kuk Carbon Co. Ltd.(c)	9,853	183,176
Hana Micron Inc.(c)	17,346	304,789
Hana Tour Service Inc.	3,994	128,507
Hanall Biopharma Co. Ltd.(a)(c)	8,834	282,334
Hanil Cement Co. Ltd./New	4,543	54,411
Hanmi Pharm Co. Ltd.(c)	1,652	513,262
Hanmi Science Co. Ltd.	5,470	144,743
Hanon Systems(a)(c)	43,896	112,684
Hansol Chemical Co. Ltd.(c)	2,478	403,023
Hanssem Co. Ltd.(a)	1,593	49,312
Hanwha Corp.	6,844	370,627
Hanwha Engine(a)	14,219	409,079
Hanwha Investment & Securities Co. Ltd.(a)(c)	45,371	151,693
Hanwha Life Insurance Co. Ltd.(a)	81,243	166,590
Hanwha Solutions Corp.(c)	29,087	554,895
Hanwha Vision Co. Ltd.(a)(c)	9,462	280,308
HD Hyundai Construction Equipment Co. Ltd(c)	3,599	230,271
HD Hyundai Infracore Co. Ltd.	38,769	386,473
HD Hyundai Mipo	6,313	965,243
HDC Hyundai Development Co-Engineering & Construction, Class E	10,620	142,008
HD-Hyundai Marine Engine(a)(c)	5,133	270,843
Hite Jinro Co. Ltd.	9,537	122,135
Security	Shares	Value
South Korea (continued)
HK inno N Corp.	5,133	$182,724
HL Mando Co. Ltd.	8,201	260,555
Hotel Shilla Co. Ltd.(a)	8,083	250,502
HPSP Co. Ltd.	13,275	274,267
HS Hyosung Advanced Materials Corp.	826	110,913
Hugel Inc.(a)	1,475	229,829
Hyosung Corp.	2,074	184,813
Hyosung TNC Corp.	708	106,876
Hyundai Autoever Corp.	1,770	243,372
Hyundai Department Store Co. Ltd.	4,250	264,184
Hyundai Elevator Co. Ltd.	6,549	387,592
Hyundai Engineering & Construction Co. Ltd.	19,824	905,733
Hyundai Feed Inc.(a)(c)(d)	44,392	44,587
Hyundai Marine & Fire Insurance Co. Ltd.(a)	14,809	303,314
Hyundai Steel Co.	22,184	457,027
Hyundai Wia Corp.	4,012	169,914
Iljin Electric Co. Ltd.	6,372	238,695
iM Financial Group Co. Ltd.	35,695	347,924
ISC Co. Ltd.	2,891	221,088
ISU Specialty Chemical(a)(c)	5,760	204,462
IsuPetasys Co. Ltd.	14,295	1,406,321
JB Financial Group Co. Ltd.	31,388	515,755
JNTC Co. Ltd.(a)(c)	6,726	97,712
Jusung Engineering Co. Ltd.	7,788	145,649
JYP Entertainment Corp.	7,788	361,777
Kangwon Land Inc.	25,547	312,978
KCC Corp.	1,298	369,213
KEPCO Engineering & Construction Co. Inc.(c)	4,543	285,041
KEPCO Plant Service & Engineering Co. Ltd.	5,959	216,435
KIWOOM Securities Co. Ltd.	3,918	730,314
Koh Young Technology Inc.	14,750	238,543
Kolmar Korea Co. Ltd.(c)	4,298	195,317
Kolon Industries Inc.	5,074	141,165
KoMiCo Ltd.	1,947	115,428
Korea Gas Corp.	7,599	214,764
Korean Reinsurance Co.	34,295	270,409
Kum Yang Co. Ltd.(a)(d)	10,732	61,408
Kumho Petrochemical Co. Ltd.	3,776	300,841
Kumho Tire Co. Inc.(a)	30,444	121,668
Kyung Dong Navien Co. Ltd.(c)	2,094	84,590
L&F Co. Ltd.(a)	6,844	585,180
Lake Materials Co. Ltd.	12,449	113,493
LEENO Industrial Inc.	12,470	581,183
LG Innotek Co. Ltd.	3,540	572,595
LigaChem Biosciences Inc.(a)(c)	6,778	894,693
Lotte Chemical Corp.	4,838	238,126
Lotte Corp.	8,437	157,861
Lotte Energy Materials Corp.(a)	6,372	170,131
Lotte Fine Chemical Co. Ltd.	4,189	130,346
LOTTE REIT Co. Ltd.	54,166	150,229
Lotte Rental Co. Ltd.(c)	3,953	86,315
Lotte Shopping Co. Ltd.	3,245	157,986
Lotte Tour Development Co. Ltd.(a)	14,868	195,250
LS Corp.	4,897	597,922
LX International Corp.	8,437	181,290
LX Semicon Co. Ltd.	2,950	104,028
Medytox Inc.	1,534	130,314
Mezzion Pharma Co. Ltd.(a)(c)	6,844	363,669
Misto Holdings Corp.	11,387	331,550
Naturecell Co. Ltd.(a)	14,221	215,754
NCSoft Corp.(c)	3,304	472,835
Netmarble Corp.(b)	7,375	266,510

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® MSCI Emerging Markets Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
South Korea (continued)
Nexon Games Co. Ltd.(a)	12,331	$109,890
NICE Information Service Co. Ltd.(c)	12,154	142,103
NKMax Co. Ltd.(a)(d)	5,280	22,391
NongShim Co. Ltd.	885	269,755
OCI Holdings Co. Ltd.	3,835	272,405
OliX Pharmaceuticals Inc.(a)(c)	4,377	383,908
Orion Corp./Republic of Korea	6,608	475,243
Orion Holdings Corp.	9,381	129,586
Oscotec Inc.(a)(c)	8,909	377,239
Otoki Corp.(c)	431	114,230
Pan Ocean Co. Ltd.	73,573	189,068
Paradise Co. Ltd.	14,101	163,638
Park Systems Corp.(c)	1,534	247,953
Pearl Abyss Corp.(a)	8,909	219,475
People & Technology Inc.	5,369	150,400
Peptron Inc.(a)(c)	5,960	1,382,234
PharmaResearch Co. Ltd.	1,940	620,790
Poongsan Corp.	4,484	303,342
Posco DX Co. Ltd.	13,806	238,893
PSK Holdings Inc.	2,419	74,459
Rainbow Robotics(a)(c)	2,331	692,386
Robotis Co. Ltd.(a)(c)	2,596	414,181
S&S Tech Corp.	4,661	155,825
S-1 Corp.	4,661	238,226
Sam Chun Dang Pharm Co. Ltd.	3,894	575,456
Samsung E&A Co. Ltd.	40,005	697,192
Samsung Securities Co. Ltd.	16,661	895,106
Sanil Electric Co. Ltd.	2,714	266,110
SD Biosensor Inc.	12,691	81,857
Sebang Global Battery Co. Ltd.	1,770	80,713
Seegene Inc.	7,906	138,446
Sejin Heavy Industries Co. Ltd.	8,142	97,701
Seojin System Co. Ltd.(a)	8,909	148,565
SFA Engineering Corp.	5,723	85,912
SHIFT UP Corp.(a)(c)	5,369	140,572
Shinsegae Inc.	1,888	279,743
Shinsung Delta Tech Co. Ltd.(c)	4,897	183,534
Shinyoung Securities Co. Ltd.	885	84,421
Silicon2 Co. Ltd.(a)(c)	9,027	279,110
SIMMTECH Co. Ltd.	5,873	217,962
SK Bioscience Co. Ltd.(a)(c)	7,021	261,959
SK Chemicals Co. Ltd.	2,898	140,781
SK IE Technology Co. Ltd.(a)(b)	7,611	147,973
SK Networks Co. Ltd.	32,332	100,646
SK oceanplant Co. Ltd.(a)(c)	9,027	114,045
SK REITs Co. Ltd.(c)	59,000	211,022
SKC Co. Ltd.(a)	4,779	362,673
SL Corp.	4,012	113,222
SM Entertainment Co. Ltd.	3,133	230,952
SNT Motiv Co. Ltd.	3,776	79,918
SOLUM Co. Ltd.(a)(c)	12,685	146,517
Soop Co. Ltd.	2,360	111,156
Soulbrain Co. Ltd.	1,180	211,280
ST Pharm Co. Ltd.	3,422	273,118
Studio Dragon Corp.(a)	3,894	105,327
STX Engine Co. Ltd.(a)	5,369	118,954
Taesung Co. Ltd.(a)(c)	5,310	146,638
Taihan Cable & Solution Co. Ltd.(a)	18,998	287,815
TechWing Inc.	7,972	256,739
TKG Huchems Co. Ltd.	6,993	88,748
Tokai Carbon Korea Co. Ltd.	1,304	128,637
Voronoi Inc.(a)	3,009	483,715
Security	Shares	Value
South Korea (continued)
VT Co. Ltd.(a)(c)	7,893	$109,137
Wemade Co. Ltd.(a)	8,791	156,520
WONIK IPS Co. Ltd.	8,142	341,245
YC Corp.(a)	12,390	109,439
YG Entertainment Inc.	3,780	167,199
Youngone Corp.	6,667	396,670
		54,846,896
Taiwan — 19.0%
Ability Enterprise Co. Ltd.	59,000	151,245
AcBel Polytech Inc.	182,773	224,799
Acer Inc.	708,000	615,752
Acter Group Corp. Ltd.	30,000	667,471
ADATA Technology Co. Ltd.	63,788	362,552
Advanced Echem Materials Co. Ltd., NVS	18,000	471,173
Advanced Energy Solution Holding Co. Ltd.	10,000	449,248
Advanced Wireless Semiconductor Co.	59,596	197,211
Airoha Technology Corp., NVS	9,000	131,792
All Ring Tech Co. Ltd.	18,000	204,449
Allis Electric Co. Ltd.	61,388	190,154
Ambassador Hotel (The)	59,000	81,870
Andes Technology Corp.(a)	13,000	117,344
AP Memory Technology Corp.	28,000	387,740
Arcadyan Technology Corp.	59,541	347,800
Ardentec Corp.	118,000	344,399
Asia Optical Co. Inc.	59,000	262,025
ASMedia Technology Inc.	9,000	372,601
AUO Corp.	1,534,000	568,511
AURAS Technology Co. Ltd.	17,000	486,423
Bank of Kaohsiung Co. Ltd.	182,310	70,333
BES Engineering Corp.(a)	371,806	171,372
Bora Pharmaceuticals Co. Ltd.	19,417	338,301
Brighton-Best International Taiwan Inc.	264,000	286,669
Capital Securities Corp.	455,530	369,096
Cathay Real Estate Development Co. Ltd.	177,300	126,959
Center Laboratories Inc.	186,429	225,634
Central Reinsurance Co. Ltd.	118,000	98,742
Century Iron & Steel Industrial Co. Ltd.	59,000	264,761
Chang Wah Electromaterials Inc.	118,000	169,156
Chang Wah Technology Co. Ltd.	118,500	153,975
Channel Well Technology Co. Ltd.	59,000	135,534
Charoen Pokphand Enterprise	59,300	270,190
Chenbro Micom Co. Ltd.	15,000	462,109
Cheng Loong Corp.	177,000	104,690
Cheng Uei Precision Industry Co. Ltd.	118,000	147,766
Chenming Electronic Technology Corp.	59,000	248,138
Chicony Electronics Co. Ltd.	177,000	677,723
Chicony Power Technology Co. Ltd.	59,000	183,900
China Bills Finance Corp.	177,000	94,208
China Motor Corp.	63,200	121,585
China Petrochemical Development Corp.(a)	885,145	232,332
China Steel Chemical Corp.	59,000	134,485
Chipbond Technology Corp.	169,000	286,980
ChipMOS Technologies Inc.	177,000	242,037
Chong Hong Construction Co. Ltd.	59,424	147,193
Chung Hung Steel Corp.(a)	236,000	112,598
Chung-Hsin Electric & Machinery Manufacturing Corp.	118,000	562,790
Chunghwa Precision Test Tech Co. Ltd.	8,000	491,496
Cleanaway Co. Ltd.	236,000	184,327
Clevo Co.	118,000	154,006
Compeq Manufacturing Co. Ltd.	295,000	785,024
Continental Holdings Corp.	118,000	86,540

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® MSCI Emerging Markets Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Taiwan (continued)
Coretronic Corp.	59,400	$177,074
CSBC Corp. Taiwan(a)	236,361	161,695
CTCI Corp.	194,733	207,269
Da-Li Development Co. Ltd.	67,574	103,447
Delpha Construction Co. Ltd.	118,000	107,435
Dynamic Holding Co. Ltd.	59,000	223,410
Dynapack International Technology Corp.	37,000	314,140
EirGenix Inc.(a)	59,000	140,152
Elan Microelectronics Corp.	86,000	365,156
Elite Advanced Laser Corp.	38,000	307,263
Elite Semiconductor Microelectronics Technology Inc.	60,000	150,931
Ennoconn Corp.	30,000	285,482
Ennostar Inc.	177,184	182,069
Eternal Materials Co. Ltd.	236,129	303,388
Evergreen Aviation Technologies Corp.	59,000	277,770
Evergreen International Storage & Transport Corp.	59,000	109,702
Evergreen Steel Corp.	59,000	222,067
Everlight Electronics Co. Ltd.	118,000	195,187
Far Eastern Department Stores Ltd.	236,000	181,331
Far Eastern International Bank	724,566	291,118
Faraday Technology Corp.	59,394	330,474
Farglory Land Development Co. Ltd.	89,000	171,438
Feng Hsin Steel Co. Ltd.	118,000	236,113
Fitipower Integrated Technology Inc.	27,332	123,765
FLEXium Interconnect Inc.(a)	59,418	105,456
Formosa Taffeta Co. Ltd.	236,000	118,584
Fositek Corp.	13,000	652,955
Foxconn Technology Co. Ltd.	236,000	492,647
Foxsemicon Integrated Technology Inc.	25,200	241,982
Fulgent Sun International Holding Co. Ltd.	59,330	210,339
Fusheng Precision Co. Ltd.	26,000	201,526
G Shank Enterprise Co. Ltd.	34,000	95,496
Genius Electronic Optical Co. Ltd.	24,585	351,324
Getac Holdings Corp.	118,000	472,559
Giant Manufacturing Co. Ltd.	120,000	385,193
Global Brands Manufacture Ltd.	61,496	258,544
Global Mixed Mode Technology Inc.	21,000	137,406
Gloria Material Technology Corp.	118,000	119,471
Goldsun Building Materials Co. Ltd.	236,426	268,030
Grand Process Technology Corp.	6,000	283,781
Grape King Bio Ltd.	60,000	245,809
Great Wall Enterprise Co. Ltd.	177,284	293,906
Greatek Electronics Inc.	59,000	133,143
Gudeng Precision Industrial Co. Ltd.	18,000	197,433
Hannstar Board Corp.	59,642	205,917
HannStar Display Corp.(a)	531,320	125,096
Highwealth Construction Corp.	371,803	449,760
Hiwin Technologies Corp.	59,044	364,165
Hota Industrial Manufacturing Co. Ltd.	60,773	112,054
Hotai Finance Co. Ltd.	70,780	143,939
HTC Corp.(a)	177,000	282,284
HUA ENG Wire & Cable Co. Ltd.	118,000	130,471
Huaku Development Co. Ltd.	62,567	209,413
Hwang Chang General Contractor Co. Ltd.	70,200	139,849
IBF Financial Holdings Co. Ltd.	685,901	366,347
I-Chiun Precision Industry Co. Ltd.	60,000	188,611
Innodisk Corp.	29,711	468,540
ITE Technology Inc.	59,000	227,008
ITEQ Corp.	59,559	211,510
ITH Corp.	59,000	75,405
Jinan Acetate Chemical Co. Ltd.	157,420	279,170
Johnson Health Tech Co. Ltd.	23,000	119,005
Security	Shares	Value
Taiwan (continued)
JSL Construction & Development Co. Ltd.	55,980	$86,753
Kaori Heat Treatment Co. Ltd.	21,047	346,703
Kenda Rubber Industrial Co. Ltd.	177,260	114,458
Kerry TJ Logistics Co. Ltd.	59,000	63,651
Kindom Development Co. Ltd.	130,240	137,038
Kinik Co.	29,000	297,618
Kinpo Electronics	295,000	212,006
Kinsus Interconnect Technology Corp.	59,000	268,954
L&K Engineering Co. Ltd.	59,489	866,215
Lai Yih Footwear Co. Ltd.	13,000	112,792
LandMark Optoelectronics Corp.	21,000	355,605
Lien Hwa Industrial Holdings Corp.	248,266	379,201
Lotus Pharmaceutical Co. Ltd.	60,000	597,126
Lumosa Therapeutics Co. Ltd.(a)	24,000	166,454
Lung Yen Life Service Corp.(a)	67,000	103,631
LuxNet Corp.	60,082	452,866
M31 Technology Corp.	6,200	88,140
Macronix International Co. Ltd.(a)	472,000	514,021
Makalot Industrial Co. Ltd.	60,598	612,228
Mercuries Life Insurance Co. Ltd.(a)	788,614	182,423
Merida Industry Co. Ltd.	71,000	209,662
Merry Electronics Co. Ltd.	60,530	198,983
Micro-Star International Co. Ltd.	177,000	607,573
Mitac Holdings Corp.	260,021	762,624
momo.com Inc	19,950	144,407
MPI Corp.	22,000	1,601,678
Nan Kang Rubber Tire Co. Ltd.	104,730	125,458
Nan Pao Resins Chemical Co. Ltd.	3,000	31,541
Nan Ya Printed Circuit Board Corp.	57,000	478,401
Nanya Technology Corp.(a)	354,000	1,655,271
Nuvoton Technology Corp.	59,000	100,543
O-Bank Co. Ltd.	295,000	85,296
Oneness Biotech Co. Ltd.(a)	118,820	258,022
Orient Semiconductor Electronics Ltd.	118,000	177,646
Pan Jit International Inc.	59,000	162,438
Pan-International Industrial Corp.	118,722	180,100
Parade Technologies Ltd.	23,000	486,025
Pharmally International Holding Co. Ltd., NVS(d)	21,603	—
Phison Electronics Corp.	49,000	1,760,984
Phoenix Silicon International Corp.	59,000	307,025
Pixart Imaging Inc.	34,635	231,600
Pou Chen Corp.	590,000	576,343
Powerchip Semiconductor Manufacturing Corp.(a)	826,000	901,294
Powertech Technology Inc.	177,000	888,057
Poya International Co. Ltd.	15,633	218,693
President Securities Corp.	260,285	203,428
Primax Electronics Ltd.	118,000	310,000
Qisda Corp.	338,660	303,918
Quanta Storage Inc.	59,000	194,355
Radiant Opto-Electronics Corp.	118,000	453,715
Raydium Semiconductor Corp.	18,000	124,723
Ruentex Development Co. Ltd.	413,000	397,194
Ruentex Industries Ltd.	177,735	310,729
Run Long Construction Co. Ltd.	119,236	121,706
Sakura Development Co. Ltd.	93,840	139,115
Sanyang Motor Co. Ltd.	177,820	352,037
Scientech Corp.	12,829	130,055
Sercomm Corp.	59,000	155,235
Shihlin Electric & Engineering Corp.	59,000	317,972
Shin Zu Shing Co. Ltd.	61,800	389,482
Shinfox Energy Co. Ltd.	33,327	41,762
Shinkong Insurance Co. Ltd.	59,000	220,959

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® MSCI Emerging Markets Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Taiwan (continued)
Shinkong Synthetic Fibers Corp.	295,135	$152,680
Sigurd Microelectronics Corp.	118,124	379,284
Silergy Corp.	59,000	387,707
Silicon Integrated Systems Corp.	118,900	184,230
Simplo Technology Co. Ltd.	60,600	663,018
Sinbon Electronics Co. Ltd.	59,000	411,414
Sincere Navigation Corp.	59,000	49,888
Sino-American Silicon Products Inc.	177,000	594,675
Sinon Corp.	118,000	161,180
Sitronix Technology Corp.	31,000	180,356
Solar Applied Materials Technology Corp.	118,943	219,601
Sporton International Inc.	27,300	138,520
Standard Foods Corp.	118,000	114,733
Starlux Airlines Co. Ltd.(a)	354,000	264,095
Sunonwealth Electric Machine Industry Co. Ltd.	55,000	293,390
Supreme Electronics Co. Ltd.	118,017	261,778
Synnex Technology International Corp.	354,000	710,066
Systex Corp.	59,000	226,855
TA Chen Stainless Pipe	508,703	601,847
Ta Ya Electric Wire & Cable	192,798	238,292
Taichung Commercial Bank Co. Ltd.	1,013,123	673,390
TaiMed Biologics Inc.(a)	60,793	132,273
Tainan Spinning Co. Ltd.	295,190	130,500
Taiwan Cogeneration Corp.	118,860	157,246
Taiwan Fertilizer Co. Ltd.	177,000	266,798
Taiwan Glass Industry Corp.(a)	295,000	337,340
Taiwan Hon Chuan Enterprise Co. Ltd.	72,383	295,489
Taiwan Paiho Ltd.	90,050	160,161
Taiwan Secom Co. Ltd.	59,450	205,708
Taiwan Shin Kong Security Co. Ltd.	106,366	137,949
Taiwan Surface Mounting Technology Corp.	59,000	193,072
Taiwan Union Technology Corp.	59,000	832,075
Tatung Co. Ltd.	336,300	359,112
Test Research Inc.	59,000	291,185
Tigerair Taiwan Co. Ltd.	59,000	129,805
Ton Yi Industrial Corp.	177,000	105,833
Tong Hsing Electronic Industries Ltd.	59,478	239,648
Tong Yang Industry Co. Ltd.	118,133	364,937
Topco Scientific Co. Ltd.	59,704	576,229
Transcend Information Inc.	60,000	351,054
Tripod Technology Corp.	118,000	1,153,975
TTY Biopharm Co. Ltd.	59,450	154,864
Tung Ho Steel Enterprise Corp.	118,750	258,161
TXC Corp.	75,000	200,474
U-Ming Marine Transport Corp.	131,000	256,696
Union Bank of Taiwan	272,419	171,541
Unitech Printed Circuit Board Corp.	185,604	144,696
United Integrated Services Co. Ltd.	44,400	1,134,990
Universal Cement Corp.	118,000	118,352
Universal Microwave Technology Inc.	14,000	229,635
Via Technologies Inc.	59,000	97,967
VisEra Technologies Co. Ltd.	32,000	269,326
Visual Photonics Epitaxy Co. Ltd.	59,425	270,840
Voltronic Power Technology Corp.	26,000	964,590
Wah Lee Industrial Corp.	60,340	204,250
Walsin Lihwa Corp.	827,883	780,427
Walsin Technology Corp.	59,000	225,503
Win Semiconductors Corp.	118,000	539,697
Winbond Electronics Corp.(a)	826,000	1,533,505
WinWay Technology Co. Ltd.	7,000	633,619
Wisdom Marine Lines Co. Ltd.	136,000	284,671
Wiselink Co. Ltd/TW	36,860	206,433
Security	Shares	Value
Taiwan (continued)
WNC Corp.	118,240	$385,142
WPG Holdings Ltd.	413,000	900,198
WT Microelectronics Co. Ltd.	177,711	810,997
XinTec Inc.	59,000	273,826
Yankey Engineering Co. Ltd.	17,250	277,054
YFY Inc.	295,000	260,003
Yieh Phui Enterprise Co. Ltd.(a)	241,397	114,639
Yulon Finance Corp.	62,249	191,146
Yulon Motor Co. Ltd.	118,955	135,702
		76,937,476
Thailand — 2.3%
AEON Thana Sinsap Thailand PCL, NVDR(c)	41,300	123,150
Amata Corp. PCL, NVDR	401,276	208,513
AP Thailand PCL, NVDR	725,700	194,120
B Grimm Power PCL, NVDR	295,000	131,578
Bangchak Corp. PCL, NVDR(c)	188,800	146,771
Bangkok Chain Hospital PCL, NVDR	407,100	126,014
Bangkok Commercial Asset Management PCL, NVDR	566,400	134,814
Bangkok Expressway & Metro PCL, NVDR	1,362,900	235,315
Bangkok Life Assurance PCL, NVDR	306,800	180,183
Banpu PCL, NVDR	2,224,300	311,344
BCPG PCL, NVDR	536,900	119,625
Betagro PCL, NVDR	212,400	114,272
BTS Group Holdings PCL, NVDR(a)	2,344,666	188,454
Carabao Group PCL, NVDR	112,100	157,974
Central Plaza Hotel PCL, NVDR(c)	165,600	157,428
CH Karnchang PCL, NVDR	389,400	149,096
Chularat Hospital PCL, NVDR(c)	1,834,900	87,889
Com7 PCL, NVDR	318,600	217,372
Electricity Generating PCL, NVDR	88,500	311,160
Hana Microelectronics PCL, NVDR	182,900	93,727
Home Product Center PCL, NVDR	1,315,700	262,372
IRPC PCL, NVDR(c)	3,917,600	120,758
I-TAIL Corp. PCL, NVDR	395,300	201,741
JMT Network Services PCL, NVDR(c)	401,200	107,597
Kiatnakin Phatra Bank PCL, NVDR	82,632	165,069
Krungthai Card PCL, NVDR	295,000	250,412
Land & Houses PCL, NVDR	1,486,800	161,836
MBK PCL, NVDR	395,300	211,420
Mega Lifesciences PCL, NVDR(c)	123,900	121,213
Muangthai Capital PCL, NVDR	224,200	232,498
Osotspa PCL, NVDR	354,000	174,311
Plan B Media PCL, NVDR	753,780	92,325
PTT Global Chemical PCL, NVDR	619,500	384,065
Ratch Group PCL, NVDR	395,300	362,579
Sansiri PCL, NVDR	4,094,600	179,474
Sri Trang Agro-Industry PCL, NVDR	230,180	82,300
Srisawad Corp. PCL, NVDR(c)	240,130	189,065
Star Petroleum Refining PCL, NVDR	548,700	100,600
Supalai PCL, NVDR(c)	318,600	167,241
Thai Life Insurance PCL, NVDR	662,900	201,336
Thai Oil PCL, NVDR(c)	359,900	392,085
Thai Union Group PCL, NVDR	755,200	305,583
Thai Vegetable Oil PCL, NVDR	312,760	220,520
Thanachart Capital PCL, NVDR	100,300	169,861
TIDLOR Holdings PCL, NVDR(c)	387,067	230,371
Tipco Asphalt PCL, NVDR	283,200	122,373
Tisco Financial Group PCL, NVDR	64,200	211,520
TTW PCL, NVDR	613,600	171,530

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® MSCI Emerging Markets Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Thailand (continued)
WHA Corp. PCL, NVDR	2,460,300	$248,339
		9,229,193
Turkey — 2.2%
Ahlatci Dogal Gaz Dagitim Enerji VE Yatirim AS(a)	187,443	113,168
Aksa Akrilik Kimya Sanayii AS	478,879	114,540
Anadolu Anonim Turk Sigorta Sirketi	230,100	121,814
Anadolu Efes Biracilik Ve Malt Sanayii A/S(c)	526,870	195,912
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS(c)	79,505	169,706
Aygaz AS	26,863	132,731
Baticim Bati Anadolu Cimento Sanayii A/S(a)	765,141	61,210
Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret A/S(a)(c)	7,257	75,663
Cimsa Cimento Sanayi VE Ticaret AS	119,302	128,629
Destek Finans Faktoring AS(a)(c)	21,417	441,429
Dogan Sirketler Grubu Holding AS(c)	360,018	144,892
Dogus Otomotiv Servis ve Ticaret AS	22,801	96,834
EGE Endustri VE Ticaret AS	413	68,432
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	38,822	84,555
Emlak Konut Gayrimenkul Yatirim Ortakligi AS(c)	648,935	323,132
Enerjisa Enerji AS(b)(c)	85,609	161,535
Enerya Enerji A/S	847,915	200,102
GEN Ilac VE Saglik Urunleri Sanayi VE Ticaret AS	27,081	118,962
Gubre Fabrikalari TAS(a)	25,154	185,227
Hektas Ticaret TAS(a)(c)	1,253,751	93,915
Is Yatirim Menkul Degerler AS	139,653	131,339
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S, Class D(a)(c)	249,924	147,815
Kiler Holding AS(a)	107,970	401,383
Kizilbuk Gayrimenkul Yatirim Ortakligi AS(a)	1	—
Koza Anadolu Metal Madencilik Isletmeleri AS(a)	59,000	131,413
LDR Turizm AS	52,451	51,832
Lydia Holding A/S, NVS(a)	22,951	93,961
Margun Enerji Uretim Sanayi VE Ticaret AS(a)	168,858	125,070
Mavi Giyim Sanayi Ve Ticaret AS, Class B(b)(c)	183,490	162,972
Migros Ticaret AS(c)	25,842	317,051
MLP Saglik Hizmetleri AS(a)(b)	22,125	171,892
Nuh Cimento Sanayi AS	18,555	99,146
Otokar Otomotiv Ve Savunma Sanayi AS(a)	12,449	134,445
Oyak Cimento Fabrikalari AS(c)	287,818	156,568
Pasifik Eurasia Lojistik Dis Ticaret AS(a)	88,219	288,727
Pegasus Hava Tasimaciligi AS(a)	62,776	297,269
Peker Gayrimenkul Yatirim Ortakligi A/S(a)	1,077,753	252,567
Petkim Petrokimya Holding AS(a)(c)	370,343	148,289
Ral Yatirim Holding AS(a)	43,542	216,986
Selcuk Ecza Deposu Ticaret ve Sanayi AS	37,760	60,903
Sok Marketler Ticaret AS(a)	118,479	128,366
TAV Havalimanlari Holding AS(a)	52,392	342,999
Tekfen Holding AS(a)(c)	45,725	73,158
Tera Yatirim Menkul Degerler AS(a)	44,577	272,174
Tera Yatirim Teknoloji Holding AS(a)	288,200	186,477
Tofas Turk Otomobil Fabrikasi AS	30,798	166,776
Torunlar Gayrimenkul Yatirim Ortakligi A/S	88,264	150,846
Turk Altin Isletmeleri AS(a)(c)	297,950	245,125
Turk Traktor ve Ziraat Makineleri AS	6,416	77,332
Turkiye Sigorta A/S	600,856	171,345
Turkiye Sinai Kalkinma Bankasi AS(a)	488,326	147,930
Turkiye Sise ve Cam Fabrikalari AS	307,803	270,677
Ulker Biskuvi Sanayi AS	60,062	156,766
Security	Shares	Value
Turkey (continued)
Ziraat Gayrimenkul Yatirim Ortakligi AS	295,912	$154,566
		8,966,553
United Arab Emirates — 1.3%
Agility Global PLC	1,313,209	407,601
Agthia Group PJSC	103,545	113,664
Air Arabia PJSC	660,800	773,986
Ajman Bank PJSC	359,251	134,003
Al Waha Capital PJSC	278,657	123,717
Alef Education Holding PLC	354,000	107,042
Amanat Holdings PJSC	226,914	69,813
Apex Investment Co. PSC(a)	237,437	237,253
Bank of Sharjah(a)	221,840	74,896
Dana Gas PJSC	1,378,889	292,834
Deyaar Development PJSC	348,171	95,751
Dubai Financial Market PJSC	556,676	236,442
Dubai Investments PJSC	578,731	541,055
Dubai Residential REIT	497,092	166,511
Emirates Central Cooling Systems Corp.	628,232	266,834
Gulf Navigation Holding PJSC(a)	115,876	175,414
NMDC Energy	275,294	177,679
Orascom Construction PLC	12,980	130,922
Parkin Co. PJSC	221,286	337,477
Phoenix Group PLC(a)	297,360	81,832
RAK Properties PJSC(a)	354,000	123,398
Sharjah Islamic Bank	348,985	275,551
Space42 PLC(a)	397,784	169,025
Taaleem Holdings PJSC	38,291	45,455
Union Properties PJSC(a)	554,187	118,652
		5,276,807
United States — 0.1%
Aura Minerals Inc.	8,770	351,677
Cirrus Aircraft Ltd.	23,600	152,659
		504,336
Total Common Stocks — 99.0% (Cost: $311,388,267)		399,974,904
Preferred Stocks
Brazil — 0.5%
Alpargatas SA, Preference Shares, NVS	46,256	99,395
Banco ABC Brasil SA, Preference Shares, NVS	26,786	122,442
Banco do Estado do Rio Grande do Sul SA, Class B, Preference Shares, NVS	53,166	146,016
Banco Pan SA, Preference Shares, NVS	86,158	184,007
Bradespar SA, Preference Shares, NVS	65,608	237,587
Braskem SA, Class A, Preference Shares, NVS	48,380	68,430
Cia. De Sanena Do Parana, Preference Shares, NVS	103,932	140,774
Marcopolo SA, Preference Shares, NVS	220,955	265,336
Metalurgica Gerdau SA, Preference Shares, NVS	159,647	331,087
Unipar Carbocloro SA, Preference Shares, NVS	15,057	172,407
Usinas Siderurgicas de Minas Gerais SA Usiminas, Class A, Preference Shares, NVS	118,413	120,457
		1,887,938
Chile — 0.1%
Embotelladora Andina SA, Class B, Preference Shares	116,268	527,364
Colombia — 0.1%
Grupo de Inversiones Suramericana SA, Preference Shares, NVS	36,875	438,831

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® MSCI Emerging Markets Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
South Korea — 0.0%
Daishin Securities Co. Ltd., NVS0.00% (c)	5,900	$83,087
Total Preferred Stocks — 0.7% (Cost: $2,031,176)		2,937,220
Rights
Philippines — 0.0%
Alliance Global Group, Inc. Wa, (Expires 12/18/25, Strike Price PHP 0.50)	165,200	—
South Korea — 0.0%
Hanon Systems Right, (Expires 12/29/25, Strike Price KRW 3,480)(a)	17,981	3,485
Taiwan — 0.0%
Taichung Commercial Bank Right Dummy Rights, (Expires 12/15/25, Strike Price TWD 18.90)	1,013,123	797
Total Rights — 0.0% (Cost: $—)		4,282
Total Long-Term Investments — 99.7% (Cost: $313,419,443)		402,916,406
Short-Term Securities
Money Market Funds — 7.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.11%(f)(g)(h)	24,911,727	24,924,183
Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.94%(f)(g)	3,410,000	$3,410,000
Total Short-Term Securities — 7.0% (Cost: $28,325,661)		28,334,183
Total Investments — 106.7% (Cost: $341,745,104)		431,250,589
Liabilities in Excess of Other Assets — (6.7)%		(27,005,120)
Net Assets — 100.0%		$404,245,469

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/25	Shares Held at 11/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$32,905,451	$—	$(7,981,544)(a)	$276	$—	$24,924,183	24,911,727	$324,787 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,630,000	780,000 (a)	—	—	—	3,410,000	3,410,000	34,976	—
				$276	$—	$28,334,183		$359,763	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	23	12/19/25	$1,584	$(666)

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® MSCI Emerging Markets Small-Cap ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$65,283,219	$334,360,547	$331,138	$399,974,904
Preferred Stocks	2,854,133	83,087	—	2,937,220
Rights	—	4,282	—	4,282
Short-Term Securities
Money Market Funds	28,334,183	—	—	28,334,183
	$96,471,535	$334,447,916	$331,138	$431,250,589
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(666)	$—	$—	$(666)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
ADR	American Depositary Receipt
CPO	Certificates of Participation (Ordinary)
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt

NVS	Non-Voting Shares
PJSC	Public Joint Stock Company
REIT	Real Estate Investment Trust